Leases	12 Months Ended
Dec. 31, 2015
Leases [Abstract]
LEASES
NOTE 14: LEASES
Chartered-out:
The future minimum contractual lease income (charter-out rates is presented net of commissions) is as follows:

Amount
2016	$178,740
2017	81,567
2018	13,987
2019	6,218
2020	—
Thereafter	—

Total minimum lease revenue, net of commissions	$280,512

Revenues from time charters are not generally received when a vessel is off-hire, including time required for scheduled maintenance of the vessel.